Amounts Receivable (Tables)	12 Months Ended
Apr. 30, 2021
Trade And Other Receivables [Abstract]
Summary of Amounts Receivables
	April 30, 2021	April 30, 2020

Taxes receivable	$660	$1,152
Trades receivable	380	736
Sale of Altiplano (Note 8)	-	279
Other	130	83
	$1,170	$2,250